EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on August 16, 2011 (Accession No. 0001193125-11-224422), to the Prospectus dated August 16, 2011, for EQ/Calvert Socially Responsible Portfolio, a series of EQ Advisors Trust.